Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Finance income expense [abstract]
Interest income	$ 1,120	$ 719	$ 1,392
Foreign exchange gain	7,541	11,860	3,091
Other financial revenues	219	638	364
Total financial revenues	8,880	13,218	4,846
Interest expenses	(371)	(368)	(73)
Interest expenses for leases	(3,416)	(3,803)	(2,334)
Foreign exchange loss	(1,481)	(2,119)	(13,681)
Other financial expenses	(12,546)	(197)	(29)
Total financial expenses	(17,815)	(6,486)	(16,117)
Net Financial gain (loss)	$ (8,935)	$ 6,731	$ (11,270)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)